17. Pension plan (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Aggregate contributions to pension plans and retirement benefit schemes | $		$ 378		$ 353	$ 364
ZHEJIANG JIAHUAN
Aggregate contributions to pension plans and retirement benefit schemes | ¥	¥ 1,324		¥ 1,963